UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Real Estate Securities Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2014

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Diversified – 3.1%
American Assets Trust, Inc.	995	$33,591
Vornado Realty Trust	1,961	171,705

		205,296

Health Care – 14.5%
Aviv REIT, Inc. (a)	1,100	28,259
HCP, Inc.	3,792	202,114
Health Care REIT, Inc.	4,559	341,788
Healthcare Trust of America, Inc.	5,497	68,603
Senior Housing Properties Trust	4,663	132,569
Ventas, Inc.	2,549	202,977

		976,310

Industrial – 8.7%
Duke Realty Corp.	10,228	180,422
EastGroup Properties, Inc.	1,453	91,641
Prologis, Inc.	7,435	311,898

		583,961

Lodging – 6.1%
LaSalle Hotel Properties	5,298	137,377
Pebblebrook Hotel Trust	4,830	131,183
Starwood Hotels & Resorts Worldwide, Inc.	2,247	144,976

		413,536

Office – 10.7%
Boston Properties, Inc.	3,652	399,638
Highwoods Properties, Inc.	2,849	116,894
SL Green Realty Corp.	2,239	203,077

		719,609

Other – 2.0%
American Tower Corp.	1,622	136,232

Residential – 17.4%
American Campus Communities, Inc.	3,008	134,277
AvalonBay Communities, Inc.	1,967	261,690
Camden Property Trust	2,041	147,646
Equity Residential	5,736	333,032
Essex Property Trust, Inc.	1,052	165,217
Home Properties, Inc.	1,998	128,791

		1,170,653

Common Stocks	Shares	Value

Retail – 25.7%
Acadia Realty Trust	2,314	$66,065
CBL & Associates Properties, Inc.	5,568	134,411
DDR Corp.	9,041	165,812
Federal Realty Investment Trust	1,615	188,971
General Growth Properties, Inc.	12,374	281,137
Simon Property Group, Inc.	4,992	888,925

		1,725,321

Self Storage – 5.1%
CubeSmart	6,724	118,141
Public Storage	1,360	224,400

		342,541

Specialty – 4.0%
Alexandria Real Estate Equities, Inc.	1,613	117,378
Digital Realty Trust, Inc.	2,111	148,868

		266,246

Triple Net – 2.1%
EPR Properties	1,843	104,203
Spirit Realty Capital, Inc.	1,622	34,922

		139,125

Total Long-Term Investments
(Cost – $6,051,714) – 99.4%		6,678,830

Short-Term Securities

BlackRock Liquidity Funds,TempFund, Institutional Class, 0.08% (b)(c)	118,080	118,080

Total Short-Term Securities
(Cost – $118,080) – 1.8%		118,080

Total Investments (Cost – $6,169,794*) – 101.2%		6,796,910
Liabilities in Excess of Other Assets – (1.2)%		(78,977)

Net Assets – 100.0%		$6,717,933

Notes to Schedule of Investments

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,169,794

Gross unrealized appreciation	$631,277
Gross unrealized depreciation	(4,161)

Net unrealized appreciation	$627,116

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

Portfolio Abbreviation

REIT     Real Estate Investment Trust

BLACKROCK REAL ESTATE SECURITIES FUND	APRIL 30, 2013	1

Schedule of Investments (concluded)

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at January 31, 2013	Net Activity	Shares Held at April 30, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	325,300	(207,220)	118,080	$16

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$6,678,830	–	–	$6,678,830
Short-Term Securities	118,080	–	–	118,080

Total	$6,796,910	–	–	$6,796,910

1 See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, cash of $29,889 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended April 30, 2013.

2	BLACKROCK REAL ESTATE SECURITIES FUND	APRIL 30, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 21, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 21, 2013